Investment Objectives and Goals - STANDPOINT MULTI-ASSET FUND	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Standpoint Multi-Asset Fund (the “Fund”) seeks positive absolute returns.